Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Summary Of Other Noncurrent Liabilities
Other liabilities consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Pension and other post—retirement liabilities	$20,321	$21,142
Deferred tax liabilities	20,982	17,404
Contingent considerations—related party	8,291	8,291
Provisions long-term	1,385	1,227
Tax receivable agreement liability	3,760	—
Other long-term liabilities(a)	6,278	6,259

Total	$61,017	$54,323

HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Summary Of Other Noncurrent Liabilities
Other liabilities consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Deferred tax liabilities	$17,404	$19,127
Pension and other post retirement liabilities	21,142	21,319
Provisions long-term	1,227	822
Contingent considerations—related party	8,291	8,676
Other long-term liabilities	6,259	3,702

Total	$54,323	$53,646

(1)	Other long-term liabilities include $3.7 million of contingent consideration related to the Drillform acquisition as of both December 31, 2025 and 2024 and $2.0 million of contingent consideration related to Deep Blue acquisition as of December 31, 2025.